Related Party Transactions - Schedule of Related Parties (Details)	12 Months Ended
Dec. 31, 2023
Mr. Yang Lu [Member]
Schedule of Related Parties [Line Items]
Nature of relationship	The chief executive officer and chairman of our board of directors and ultimate significant shareholder of the Company